INVENTORIES - Movements in the provision for impairment of inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movements in the provision for impairment of inventories
As at January 1		¥ (19,515,641)
As at December 31	$ (3,043,181)	(19,856,754)	¥ (19,515,641)
Inventories pledged for bank and other borrowings		0	0
Provision for impairment
Movements in the provision for impairment of inventories
As at January 1		560,066	811,197
Provision for impairment of inventories		1,492,153	1,503,406
Disposal of subsidiaries			(772)
Reversal arising from increase in net realizable value		(170,766)	(340,134)
Written off upon sales of inventories		(1,351,626)	(1,413,631)
As at December 31		¥ 529,827	¥ 560,066